ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Sep. 28, 2023	Aug. 01, 2023	May 02, 2023	Jan. 04, 2023	Dec. 31, 2022
Triton International Limited
Consideration transferred
Cash	$ 350
Exchangeable shares	751
Pre-existing interest in business	55
Total consideration	1,156
Fair value of assets and liabilities acquired
Cash and cash equivalents	491
Accounts receivable and other	1,871
Property, plant and equipment	(8,811)
Intangible assets	710
Goodwill	1,163
Accounts payable and other liabilities	(408)
Non-recourse borrowings	(7,041)
Deferred income tax liabilities	(444)
Net assets acquired before non-controlling interest	5,153
Non-controlling interest	(3,997)
Net assets acquired	1,156
Triton International Limited | Consortium
Consideration transferred
Total consideration	4,500
Data4 Group
Consideration transferred
Cash		$ 566
Total consideration		566
Fair value of assets and liabilities acquired
Cash and cash equivalents		189
Accounts receivable and other		287
Property, plant and equipment		(35)
Investment properties		3,244
Intangible assets		6
Goodwill		808
Accounts payable and other liabilities		(258)
Non-recourse borrowings		(845)
Deferred income tax liabilities		(418)
Net assets acquired before non-controlling interest		3,048
Non-controlling interest		(2,482)
Net assets acquired		566
Data4 Group | Consortium
Consideration transferred
Total consideration		$ 3,000
Brazilian electricity transmission operation(2),(3)
Consideration transferred
Cash			$ 35
Pre-existing interest in business			35
Total consideration			70
Fair value of assets and liabilities acquired
Cash and cash equivalents			36
Accounts receivable and other			9
Intangible assets			477
Goodwill			25
Trade and other payables recognised as of acquisition date			(44)
Non-recourse borrowings			(192)
Deferred income tax liabilities			(83)
Net assets acquired before non-controlling interest			228
Non-controlling interest			(158)
Net assets acquired			$ 70
HomeServe PLC
Consideration transferred
Cash				$ 1,249
Total consideration				1,249
Fair value of assets and liabilities acquired
Cash and cash equivalents				205
Accounts receivable and other				827
Property, plant and equipment				(118)
Intangible assets				2,827
Goodwill				3,338
Trade and other payables recognised as of acquisition date				(792)
Non-recourse borrowings				(1,006)
Deferred income tax liabilities				(613)
Net assets acquired before non-controlling interest				4,904
Non-controlling interest				(3,655)
Net assets acquired				$ 1,249
U.K. Telecommunications
Consideration transferred
Total consideration					$ 40
U.K. Telecommunications | Consortium
Consideration transferred
Total consideration					160
Individually Insignificant Business Combinations
Consideration transferred
Cash					123
Equity consideration					21
Liabilities incurred					17
Total consideration					161
Fair value of assets and liabilities acquired
Cash and cash equivalents					6
Accounts receivable and other					24
Property, plant and equipment					(161)
Intangible assets					302
Goodwill					278
Accounts payable and other liabilities					(54)
Non-recourse borrowings					(51)
Deferred income tax liabilities					(18)
Net assets acquired before non-controlling interest					648
Non-controlling interest					(487)
Net assets acquired					$ 161
Triton International Limited, Preferred Equity Instruments
Fair value of assets and liabilities acquired
Non-controlling interest	$ (641)